Schedule II - Valuation and Qualifying Accounts	12 Months Ended
Dec. 31, 2025
Notes to Financial Statements
SEC Schedule, 12-09, Schedule of Valuation and Qualifying Accounts Disclosure [Text Block]

BEL FUSE INC. AND SUBSIDIARIES

SCHEDULE II - VALUATION AND QUALIFYING ACCOUNTS

(Amounts in thousands)

		Additions
	Balance at				Balance
	beginning	Charged to costs	Charged to other	Deductions	at end
Description	of period	and expenses	accounts (b)	(a)	of period

Year Ended December 31, 2025
Allowance for doubtful accounts	$1,336	$5	$(615)	$(55)	$671
Allowance for excess and obsolete inventory	$14,465	$5,825	$3,243	$(5,518)	$18,015
Deferred tax assets - valuation allowances	$1,844	$390	$-	$(177)	$2,057

Year Ended December 31, 2024
Allowance for doubtful accounts	$1,388	$(54)	$(1)	$3	$1,336
Allowance for excess and obsolete inventory	$13,655	$1,383	$406	$(979)	$14,465
Deferred tax assets - valuation allowances	$2,009	$811	$-	$(976)	$1,844

Year Ended December 31, 2023
Allowance for doubtful accounts	$1,552	$(146)	$203	$(221)	$1,388
Allowance for excess and obsolete inventory	$14,451	$3,484	$(2,461)	$(1,819)	$13,655
Deferred tax assets - valuation allowances	$4,026	$279	$-	$(2,296)	$2,009

(a) Write-offs

(b) Includes foreign currency translation adjustments